Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)

15.      Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)

Oil and Natural Gas Capitalized Costs

Capitalized costs relating to oil and natural gas producing activities are as follows at December 31 (in thousands):

	Partnership	Predecessor
	2011	2010

Proved oil and natural gas properties	$723,505	$781,495
Unproved oil and natural gas properties	1,679	2,133
	725,184	783,628
Accumulated depletion and depreciation	(263,915)	(342,042)
Net capitalized costs	$461,269	441,586

Costs Incurred in Oil and Natural Gas Property Acquisition and Development Activities

Costs incurred in oil and natural gas property acquisition and development activities are as follows (in thousands):

	Partnership	Predecessor
	November 16	January 1 to
	to December 31,	November 15,	Year ended December 31,
	2011	2011	2010	2009

Acquisition of oil and natural gas properties
Proved	$56	$392	$105,209	$8,514
Unproved	—	—	—	—
Development costs	2,461	48,702	44,680	26,072
Total	$2,517	49,094	$149,889	$34,586

We had immaterial exploration costs for each of the periods during 2011, 2010 and 2009.

Oil and Natural Gas Reserves

The reserve disclosures that follow reflect estimates of proved reserves, proved developed reserves and proved undeveloped reserves, net of third-party royalty interests, of natural gas, crude oil and condensate, and NGLs owned at each year end and changes in proved reserves during each of those periods. Natural gas volumes are in millions of cubic feet (MMcf) at a pressure base of 14.73 pounds per square inch and volumes for oil, condensate and NGLs are in thousands of barrels (MBbls). Total volumes are presented in thousands of barrels of oil equivalent (MBOE). For this computation, one barrel of oil is assumed to be the equivalent of 6,000 cubic feet of natural gas. Shrinkage associated with NGLs has been deducted from the natural gas reserve volumes.

Our estimates of proved reserves are made using available geological and reservoir data as well as production performance data. These estimates are reviewed annually by internal reservoir engineers and revised, either upward or downward, as warranted by additional data. Revisions are necessary due to changes in, among other things, reservoir performance, prices, economic conditions and governmental restrictions, as well as changes in the expected recovery associated with infill drilling.

Our oil and natural gas properties and associated reserves are located in the continental United States. The following table presents the estimated remaining net proved, proved developed and proved undeveloped oil and natural gas reserves as of the periods indicated, and the related summary of changes in estimated quantities of net remaining proved reserves during those periods. Our estimated reserves at December 31, 2011 and 2010 were based on reserve reports prepared by the independent reserve engineers Miller and Lents, Ltd. and Netherland, Sewell & Associates, Inc. Our predecessor’s estimated reserves at December 31, 2009 were based on evaluations prepared by our predecessor’s internal petroleum engineers and staff.

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Partnership:
Balance, November 16, 2011	—	—	—
Contribution from predecessor	7,360	3,092	111,981
Production	(65)	(27)	(1,038)
Balance, December 31, 2011	7,295	3,065	110,943

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Predecessor:
Balance, December 31, 2008	5,797	1,471	80,594
Revision of previous estimates	(168)	1,103	(13,178)
Extensions and discoveries	562	303	2,374
Acquisition of minerals in place	16	66	2,629
Sales of minerals in place	(7)	—	(685)
Production	(602)	(363)	(9,076)
Balance, December 31, 2009	5,598	2,580	62,658
Revision of previous estimates	92	315	6,681
Extensions and discoveries	927	438	2,583
Acquisition of minerals in place	40	97	49,560
Sales of minerals in place	(22)	(9)	(594)
Production	(698)	(376)	(11,287)
Balance, December 31, 2010	5,937	3,045	109,601
Revision of previous estimates	126	(196)	10,359
Extensions and discoveries	3,902	1,094	7,243
Acquisition of minerals in place	—	—	—
Sales of minerals in place	(29)	—	(75)
Production	(657)	(269)	(8,606)
Balance, November 15, 2011	9,279	3,674	118,522

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)

Proved developed reserves:
December 31, 2009 (predecessor)	4,398	2,191	60,668
December 31, 2010 (predecessor)	4,970	2,605	105,465
December 31, 2011 (partnership)	5,275	2,334	101,813
Proved undeveloped reserves:
December 31, 2009 (predecessor)	1,199	389	1,990
December 31, 2010 (predecessor)	967	440	4,136
December 31, 2011 (partnership)	2,020	731	9,130

Standardized Measure of Discounted Future Net Cash Flows

Oil and natural gas reserve estimation and disclosure regulations require that reserve estimates and discounted future net cash flows are based on the unweighted average market prices for sales of oil and natural gas on the first calendar day of each month during the year. Cash flows are adjusted for transportation fees and regional price differentials, to the estimated future production of proved oil and natural gas reserves less estimated future expenditures to be incurred in developing and producing the proved reserves, discounted using an annual rate of 10% to reflect the estimated timing of the future cash flows. Income taxes are excluded because we and the Predecessor are non-taxable entities. Generally, all taxable income and losses are reported on the income tax returns of the unitholders and partners, and therefore, no provision for income taxes has been recorded in the accompanying combined financial statements. Extensive judgments are involved in estimating the timing of production and the costs that will be incurred throughout the remaining lives of the properties. Accordingly, the estimates of future net cash flows from proved reserves and the present value may be materially different from subsequent actual results. The standardized measure of discounted net cash flows does not purport to present, nor should it be interpreted to present, the fair value of the acquired properties’ oil and natural gas reserves. An estimate of fair value would also take into account, among other things, the recovery of reserves not presently classified as proved, and anticipated future changes in prices and costs.

The standardized measure of discounted future net cash flows related to our interest in proved reserves as of the periods indicated are as follows (in thousands):

	Partnership	Predecessor
	November 16	January 1 to
	to December 31,	November 15,	Year ended December 31,
	2011	2011	2010	2009

Future cash inflows	$1,275,917	$1,497,384	$1,039,219	$582,581
Future costs:
Development	(140,987)	(157,048)	(40,659)	(27,868)
Production	(394,265)	(467,401)	(354,350)	(211,355)
Future net cash flows	740,665	872,935	644,210	343,358
10% discount to reflect timing of cash flows	(398,331)	(454,253)	(295,812)	(150,410)
Standardized measure of discounted future net cash flows	$342,334	$418,682	$348,398	$192,948

The principal changes in the standardized measure of discounted future net cash flows attributable to our proved reserves as of the periods indicated are as follows (in thousands):

	Partnership	Predecessor
	November 16	January 1 to
	to December 31,	November 15,	Year ended December 31,
	2011	2011	2010	2009

Beginning of period	$—	$348,398	$192,948	$246,567
Contribution from predecessor	350,210	—
Purchase of reserves in place	—	—	76,007	5,055
Sales of reserves in place	—	(676)	(535)	(1,605)
Extensions and discoveries, net of future development costs	—	120,120	46,947	18,675
Revisions of quantity estimates	—	17,326	23,467	(14,322)
Changes in future development costs, net	—	1,125	(5,148)	4,122
Development costs incurred that reduce future development costs	—	4,331	4,013	1,210
Net changes in prices	—	15,374	77,696	(26,137)
Oil, natural gas and NGL sales, net of production costs	(7,876)	(96,585)	(82,382)	(53,222)
Changes in timing and other	—	(25,571)	(3,910)	(12,052)
Accretion of discount	—	34,840	19,295	24,657
End of period	$342,334	$418,682	$348,398	$192,948